BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—114.1%
COMMON STOCKS—99.8%
Communication Services—7.6%
Comcast Corp., Class AƗ	32,569		$1,289,732
Discovery, Inc., Class C*	35,410		693,682
Facebook, Inc., Class A*Ɨ	8,948		2,014,105
Fox Corp., Class B	38,319		1,102,821
JOYY, Inc. - ADR*(a)	10,263		626,556
KT Corp. - SP ADR	55,106		536,732
Momo, Inc. - SP ADR	14,477		280,854
Yandex NV, Class A*	12,372		497,726
			7,042,208
Consumer Discretionary—9.5%
Alibaba Group Holding Ltd. - SP ADR*	6,456		1,338,910
AutoZone, Inc.*(a)	548		629,027
Caleres, Inc.	32,296		231,562
Carriage Services, Inc.	22,744		425,768
Carter's, Inc.*	7,112		610,992
Fiat Chrysler Automobiles NV	43,591		385,344
Hooker Furniture Corp.	15,871		258,697
International Game Technology PLCƗ	60,065		506,348
JD.com, Inc. - ADR*	13,707		744,701
Las Vegas Sands Corp.*Ɨ	12,441		596,422
LKQ Corp.*(a)	20,859		572,788
Naspers Ltd. - SP ADR	20,641		678,470
Six Flags Entertainment Corp.*	10,337		237,544
Skechers U.S.A., Inc., Class A*	29,677		929,484
Wyndham Destinations, Inc.Ɨ	20,976		667,037
			8,813,094
Consumer Staples—2.1%
Coca-Cola European Partners PLC	12,122		457,000
Philip Morris International, Inc.	10,126		742,843
Unilever NV	13,563		698,766
			1,898,609
Energy—7.4%
Baker Hughes a GE Co.(a)	17,961		296,536
Canadian Natural Resources Ltd.(a)Ɨ	52,477		949,834
Cheniere Energy, Inc.*	5,162		228,935
Enterprise Products Partners LP	27,616		527,466
Marathon Petroleum Corp.	14,914		524,078
Parsley Energy, Inc., Class A	40,297		368,314
Phillips 66Ɨ	13,461		1,053,458
Schlumberger Ltd.Ɨ	11,833		218,555
Solaris Oilfield Infrastructure, Inc., Class A(a)	32,305		223,874
Teekay LNG Partners LP	26,685		297,805
TOTAL SA - SP ADR	22,248		836,080
Valero Energy Corp.Ɨ	14,599		972,877
World Fuel Services Corp.	14,565		371,116
			6,868,928
Financials—16.0%
American International Group, Inc.(a)Ɨ	27,156		816,309
Arthur J Gallagher & Co.(a)	3,928		370,332
Banco Macro SA - ADR(a)	15,170		260,317
Bank of America Corp.Ɨ	40,387		974,135
Bank OZK(a)	21,035		473,077
Berkshire Hathaway, Inc., Class B*Ɨ	5,078		942,375
BGC Partners, Inc., Class A	134,751		346,984
Citigroup, Inc.Ɨ	31,369		1,502,889
Discover Financial ServicesƗ	7,974		378,845
Evercore, Inc., Class A	12,289		677,247
FedNat Holding Co.Ɨ	61,611		751,038
First American Financial Corp.	7,448		376,050
Granite Point Mortgage Trust, Inc.	65,849		323,977
Jefferies Financial Group, Inc.Ɨ	39,280		575,452
KB Financial Group, Inc. - ADR	19,418		531,082
Ladder Capital Corp.	25,053		199,171
Mercury General Corp.	8,119		326,627
Morgan StanleyƗ	28,006		1,237,865
S&P Global, Inc.	1,653		537,258
Stifel Financial Corp.Ɨ	19,729		941,271
SVB Financial Group*	3,300		708,675
Umpqua Holdings Corp.Ɨ	28,929		329,501
Wells Fargo & Co.	17,606		466,031
Western Alliance Bancorp	18,453		703,982
			14,750,490
Health Care—17.1%
Anthem, Inc.Ɨ	3,618		1,064,090
Bausch Health Cos, Inc.*	40,163		742,212
BioSpecifics Technologies Cos., Corp.*	7,218		448,960
Centene Corp.*	11,492		761,345
Cigna Corp.Ɨ	5,992		1,182,341
CVS Health Corp.Ɨ	16,557		1,085,642
Fresenius Medical Care AG & Co. KGaA - ADR*(a)	24,426		1,030,777
Hanger, Inc.*	40,941		751,677
HCA Healthcare, Inc.*Ɨ	6,675		713,557
Henry Schein, Inc.*(a)	12,355		750,196
Jazz Pharmaceuticals PLC*(a)	5,798		691,817
Johnson & JohnsonƗ	7,518		1,118,303
Medtronic PLCƗ	7,300		719,634
Novartis AG - SP ADRƗ	16,774		1,466,551
Pfizer, Inc.Ɨ	29,668		1,133,021
Syneos Health, Inc.*(a)	7,947		484,688
UnitedHealth Group, Inc.Ɨ	2,966		904,185
Universal Health Services, Inc., Class B*(a)	7,125		751,331
			15,800,327
Industrials—12.4%
Acuity Brands, Inc.	2,928		252,247
AerCap Holdings NV*Ɨ	8,366		269,720
ASGN, Inc.*(a)	11,119		684,819
Barrett Business Services, Inc.Ɨ	9,318		472,423
BMC Stock Holdings, Inc.*	39,909		1,044,418
Carrier Global Corp.*	22,906		468,886
CECO Environmental Corp.*(a)Ɨ	58,300		309,573
China Yuchai International Ltd.	47,886		591,871
Fortress Transportation & Infrastructure Investors LLC	32,040		360,450
Forward Air Corp.	6,590		327,391
Gibraltar Industries, Inc.*	11,957		526,228
Graham Corp.Ɨ	27,912		319,313
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	9,983		351,901
Heidrick & Struggles International, Inc.	16,870		374,177
Hexcel Corp.*	6,234		225,608
IHS Markit Ltd.	4,849		336,811
Insperity, Inc.	7,644		396,265
Kelly Services, Inc., Class A*(a)	27,325		409,602
Quanta Services, Inc.(a)	13,328		492,203
Safran SA - ADRƗ	14,041		334,318
Snap-on, Inc.(a)	4,025		522,002
Tetra Tech, Inc.(a)	6,304		497,386
UFP Industries, Inc.	11,368		519,859
United Parcel Service, Inc., Class B(a)	6,185		616,706
Vectrus, Inc.*(a)	13,495		741,145
			11,445,322
Information Technology—20.0%
Akamai Technologies, Inc.*Ɨ	7,191		760,808
Arrow Electronics, Inc.*	6,045		417,588
CACI International, Inc., Class A*	3,098		776,916
Capgemini SE - ADR	29,177		588,792
CDK Global, Inc.	9,894		388,933
CDW Corp.	3,454		383,083
Cognizant Technology Solutions Corp., Class AƗ	15,646		829,238
Coherent, Inc.*	2,261		328,320
Dolby Laboratories, Inc. Class AƗ	12,174		739,327
EchoStar Corp., Class A*(a)Ɨ	18,930		589,859
Euronet Worldwide, Inc.*	4,990		472,703
EVERTEC, Inc.Ɨ	29,649		863,379
Fabrinet*	15,044		961,913
Fidelity National Information Services, Inc.(a)	5,036		699,148
FleetCor Technologies, Inc.*	1,578		384,701
Hackett Group Inc., (The)	43,044		593,577
Hollysys Automation Technologies Ltd.	45,292		565,697
Huami Corp. - ADR*	43,332		407,321
Insight Enterprises, Inc.*Ɨ	6,934		355,437
InterDigital Inc.	14,514		797,834
KBR, Inc.Ɨ	34,097		799,575
Net 1 UEPS Technologies, Inc.*(a)	52,978		163,702
Nuance Communications, Inc.*(a)	19,009		434,926
Open Text Corp.(a)	20,790		863,616
Perficient, Inc.*(a)	16,207		551,686
Qorvo, Inc.*	5,556		581,935
Super Micro Computer, Inc.*	18,360		476,626
SYNNEX Corp.*Ɨ	7,492		799,022
Telefonaktiebolaget LM Ericsson - SP ADR(a)	101,165		924,648
Zebra Technologies Corp., Class A*Ɨ	3,590		938,139
			18,438,449
Materials—3.7%
Berry Global Group, Inc.*	20,346		913,739
Corteva, Inc.	23,031		628,976
Freeport-McMoRan, Inc.Ɨ	35,488		321,876
Nutrien Ltd.	10,974		373,116
POSCO - SP ADR	7,589		280,110
Rio Tinto PLC - SP ADRƗ	11,916		642,511
Ternium SA - SP ADR(a)	16,020		254,558
			3,414,886
Real Estate—4.0%
Industrial Logistics Properties TrustƗ	42,997		806,194
Jones Lang LaSalle, Inc.(a)	3,510		359,424
Medical Properties Trust, Inc.	28,846		521,535
Newmark Group, Inc., Class AƗ	172,340		732,445
Piedmont Office Realty Trust, Inc., Class A	38,929		649,336
RE/MAX Holdings, Inc., Class A(a)	20,519		574,327
Wheeler Real Estate Investment Trust, Inc.*(a)	69,205		98,963
			3,742,224
TOTAL COMMON STOCKS
(Cost $78,691,937)			92,214,537
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—14.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.33%(b)	13,194,436		13,194,436
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $13,194,436)			13,194,436
TOTAL LONG POSITIONS—114.1%
(Cost $91,886,373)			105,408,973
SECURITIES SOLD SHORT—(28.1%)
COMMON STOCKS—(26.2%)
Communication Services—(2.4%)
CTC Communications Group, Inc.*‡	(98,900)		0
Netflix, Inc.*	(2,669)		(1,120,260)
Roku, Inc.*	(4,525)		(495,533)
Zillow Group, Inc., Class C*	(10,274)		(595,789)
			(2,211,582)
Consumer Discretionary—(4.2%)
Carvana Co.*	(9,762)		(907,671)
Dorman Products, Inc.*	(3,438)		(240,385)
Five Below, Inc.*	(2,596)		(271,671)
Papa John's International, Inc.	(10,189)		(793,621)
Planet Fitness, Inc., Class A*	(8,333)		(538,562)
Qsound Labs, Inc.*‡	(4,440)		0
Shake Shack, Inc., Class A*	(7,870)		(437,179)
Tesla Motors, Inc.*	(836)		(698,060)
			(3,887,149)
Consumer Staples—(2.1%)
Amish Naturals, Inc.*‡	(25,959)		0
Beyond Meat, Inc.*	(2,185)		(280,314)
Boston Beer Co., Inc. Class A, (The)*	(1,068)		(603,132)
Freshpet, Inc.*	(13,753)		(1,061,456)
			(1,944,902)
Energy—(0.2%)
Beard Co.*	(9,710)		(34)
Uranium Energy Corp.*	(137,265)		(144,128)
			(144,162)
Financials—(0.7%)
Kinsale Capital Group, Inc.	(2,717)		(405,702)
Siebert Financial Corp.	(37,101)		(253,771)
			(659,473)
Health Care—(2.3%)
10X Genomics, Inc., Class A*	(5,685)		(443,259)
AtriCure, Inc.*	(16,242)		(776,530)
BodyTel Scientific, Inc.*‡	(4,840)		0
CareView Communications, Inc.*	(190,048)		(2,851)
Endologix, Inc.*	(19,538)		(14,369)
Heska Corp.*	(6,102)		(536,549)
Shockwave Medical, Inc.*	(8,310)		(365,723)
			(2,139,281)
Industrials—(3.5%)
AAON, Inc.	(7,000)		(379,190)
Applied Energetics, Inc.*	(55,357)		(15,223)
Blue Bird Corp.*	(25,612)		(367,532)
Capstone Turbine Corp.*	(448)		(1,048)
Corporate Resource Services, Inc.*	(218,896)		(230)
DynaMotive Energy Systems Corp.*‡	(72,185)		(7)
Ener1, Inc.*‡	(102,820)		(10)
Omega Flex, Inc.	(4,611)		(471,705)
Plug Power, Inc.*	(206,200)		(868,102)
Saia, Inc.*	(4,739)		(513,897)
Valence Technology, Inc.*‡	(27,585)		(3)
WillScot Corp.*	(45,737)		(610,132)
			(3,227,079)
Information Technology—(9.9%)
8x8, Inc.*	(22,510)		(327,295)
ANTs software, Inc.*‡	(10,334)		(1)
Appfolio, Inc., Class A*	(3,346)		(530,374)
Appian Corp.*	(11,118)		(633,281)
Calix, Inc.*	(69,301)		(977,144)
Ceridian HCM Holding, Inc.*	(6,675)		(459,707)
Consygen, Inc.*‡	(200)		0
Coupa Software, Inc.*	(1,282)		(291,668)
Cree, Inc.*	(14,506)		(764,321)
Inphi Corp.*	(2,247)		(282,381)
Inseego Corp.*	(92,639)		(983,826)
Interliant, Inc.*‡	(600)		0
LivePerson, Inc.*	(15,926)		(596,429)
MongoDB, Inc.*	(1,673)		(388,320)
Nestor, Inc.*‡	(15,200)		(2)
Okta, Inc.*	(1,240)		(242,519)
PROS Holdings, Inc.*	(8,480)		(330,296)
Q2 Holdings, Inc.*	(5,052)		(417,396)
Shopify, Inc., Class A*	(472)		(357,682)
Splunk, Inc.*	(2,768)		(514,405)
Tiger Telematics, Inc.*‡	(6,510)		0
Uni-Pixel, Inc.*	(19,665)		(13)
Worldgate Communications, Inc.*‡	(582,655)		(58)
Xybernaut Corp.*‡	(34,156)		0
Yext, Inc.*	(25,749)		(406,577)
Zoom Video Communications, Inc., Class A*	(2,072)		(371,883)
Zscaler, Inc.*	(2,468)		(242,086)
			(9,117,664)
Materials—(0.0%)
Mountain Province Diamonds, Inc.*	(6,099)		(1,329)
Real Estate—(0.7%)
Redfin Corp.*	(22,003)		(659,870)
Utilities—(0.2%)
Cadiz, Inc.*	(17,776)		(196,780)
TOTAL COMMON STOCKS
(Proceeds $(24,227,798))			(24,189,271)
EXCHANGE TRADED FUNDS—(1.9%)
Finance and Insurance—(1.9%)
iPath Series B S&P 500 VIX Short-Term Futures ETN*	(27,961)		(926,348)
iShares 20+ Year Treasury Bond ETF	(5,435)		(889,111)
			(1,815,459)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(2,007,778))			(1,815,459)
TOTAL SECURITIES SOLD SHORT—(28.1%)
(Proceeds $(26,235,576))			(26,004,730)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ—(0.1%)
Call Options Written—(0.1%)
SmileDirectClub, Inc.
Expiration:
07/17/2020,
Exercise Price:
7.50	(457)	(356,917)	(51,184)
Wrap Technologies, Inc.
Expiration:
07/17/2020,
Exercise Price:
7.50	(58)	(37,410)	(3,538)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(39,943))			(54,722)
TOTAL OPTIONS WRITTEN
(Premiums received $(39,943))			(54,722)
OTHER ASSETS IN EXCESS OF LIABILITIES—14.1%			13,003,596
NET ASSETS—100.0%			$92,353,117

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2020, the market value of securities on loan was $13,740,185.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
ƗƗ	Primary risk exposure is equity contracts.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. as of May 31, 2020, these securities amounted to $(81) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$7,042,208	$7,042,208	$-	$-		$-
Consumer Discretionary	8,813,094	8,813,094	-	-		-
Consumer Staples	1,898,609	1,898,609	-	-		-
Energy	6,868,928	6,868,928	-	-		-
Financials	14,750,490	14,750,490	-	-		-
Health Care	15,800,327	15,800,327	-	-		-
Industrials	11,445,322	11,445,322	-	-		-
Information Technology	18,438,449	18,438,449	-	-		-
Materials	3,414,886	3,414,886	-	-		-
Real Estate	3,742,224	3,742,224	-	-		-
Investments Purchased with Proceeds from Securities Lending Collateral	13,194,436	-	-	-		13,194,436
Total Assets	$105,408,973	$92,214,537	$-	$-		$13,194,436

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Communication Services	$(2,211,582)	$(2,211,582)	$-	$-	**	$-
Consumer Discretionary	(3,887,149)	(3,887,149)	-	-	**	-
Consumer Staples	(1,944,902)	(1,944,902)	-	-	**	-
Energy	(144,162)	(144,128)	(34)	-		-
Financials	(659,473)	(659,473)	-	-		-
Health Care	(2,139,281)	(2,139,281)	-	-	**	-
Industrials	(3,227,079)	(3,226,829)	(230)	(20)		-
Information Technology	(9,117,664)	(9,117,590)	(13)	(61)		-
Materials	(1,329)	(1,329)	-	-		-
Real Estate	(659,870)	(659,870)	-	-		-
Utilities	(196,780)	(196,780)	-	-		-
Exchange Traded Funds	(1,815,459)	(1,815,459)	-	-		-
Options Written
Equity Contracts	(54,722)	(54,722)	-	-		-
Total Liabilities	$(26,059,452)	$(26,059,094)	$(277)	$(81)		$-

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.